Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Net Increase (Details) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Increase in Net Assets Available for Benefits, per Financial Statements	$ 6,084,610
Voya Stable Value Fund Market Adjustment Recognized in 2024	158,027
Net Income, per Form 5500	$ 6,242,637